Provisions - Provision for off-balance-sheet risk by stages (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Provisions	$ 9,104		$ 6,800	$ 6,730	$ 7,202
Provisions for off-balance sheet risk
Disclosure of provision matrix [line items]
Provisions	1,075	$ 852	852	$ 1,032	$ 874
Provisions for off-balance sheet risk | Stage 1
Disclosure of provision matrix [line items]
Provisions	916	705
Provisions for off-balance sheet risk | Stage 2
Disclosure of provision matrix [line items]
Provisions	144	131
Provisions for off-balance sheet risk | Stage 3
Disclosure of provision matrix [line items]
Provisions	15	$ 16
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk
Disclosure of provision matrix [line items]
Provisions	965		$ 718
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk | Stage 1
Disclosure of provision matrix [line items]
Provisions	859
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk | Stage 2
Disclosure of provision matrix [line items]
Provisions	91
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk | Stage 3
Disclosure of provision matrix [line items]
Provisions	15
Guarantees, documentary credits and loan commitments of commercial loans (SMEs) | Provisions for off-balance sheet risk
Disclosure of provision matrix [line items]
Provisions	110
Guarantees, documentary credits and loan commitments of commercial loans (SMEs) | Provisions for off-balance sheet risk | Stage 1
Disclosure of provision matrix [line items]
Provisions	57
Guarantees, documentary credits and loan commitments of commercial loans (SMEs) | Provisions for off-balance sheet risk | Stage 2
Disclosure of provision matrix [line items]
Provisions	$ 53